Profit and loss information (Details Narrative) - USD ($)				6 Months Ended		12 Months Ended
	Jul. 02, 2021	Mar. 10, 2021	Feb. 24, 2021	Jul. 31, 2021	Jul. 31, 2020	Jan. 31, 2021
IfrsStatementLineItems [Line Items]
Fair value loss				$ (10,794,000)
Applicable tax rate				30.00%	28.00%
Tax losses				$ 10,700,000		$ 8,500,000
February 2021 SPA [Member]
IfrsStatementLineItems [Line Items]
Pursuant to sell			$ 100,000,000
Exercise price of outstanding share options		$ 0.85
Warrants shares		117,647,059
Offering expense		$ 94,900,000
Ordinary shares		186,391,411
Number of shares reserved for issue under options and contracts for sale of shares	53,548,594
[custom:SaleOfStockPrice-0]	$ 0.6256
Proceeds from sale or issue of treasury shares	$ 33,500,000
February 2021 Warrants [Member]
IfrsStatementLineItems [Line Items]
Exercise price of outstanding share options			$ 0.935
Warrants description			For this purpose, the Black-Scholes value per share is calculated using an underlying price equal to US$0.95 (as may be adjusted for stock dividends, subdivisions, or combinations); a risk-free interest rate corresponding to the U.S. Treasury rate; a strike price equal to the $0.935 exercise price; an expected volatility equal to 135%; and a deemed remaining term of five years (regardless of the actual remaining term of the February 2021 Warrant).
Warrants shares		117,647,059	117,647,059
April 2020 Notes [Member]
IfrsStatementLineItems [Line Items]
Fair value loss				200,000
Put Options [Member]
IfrsStatementLineItems [Line Items]
Fair value loss				$ 10,600,000